CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Statement of Income Captions [Line Items]
NET INCOME	$ 845,331	$ 1,269,926	$ 2,897,564
Foreign currency translation gain (loss)	(824,343)	(1,220,142)	476,007
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	(517,937)	(312,477)	2,041,201
PARENT COMPANY
Condensed Statement of Income Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	8,652	477,689	595,513
NET INCOME	8,652	477,689	595,513
Foreign currency translation gain (loss)	0	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 8,652	$ 477,689	$ 595,513